Business Acquisitions	12 Months Ended
Feb. 28, 2018
Business Combinations [Abstract]
Business Acquisitions
BUSINESS ACQUISITIONS
There were no business acquisitions during fiscal 2018.
In fiscal 2017, the Company paid consideration of $5 million in cash to acquire certain intellectual property and employees of a company, which constituted a business. The Company allocated $4.5 million to intellectual property and $0.5 million to goodwill. The operating results of the acquired business have been included in the years ended February 28, 2018 and February 28, 2017, and are immaterial to the Company’s operating results.